CONTRIBUTED EQUITY, Movements in Issued Capital (Details)	12 Months Ended
	Jun. 30, 2020 USD ($) Shareholder Vote shares	Jun. 30, 2020 $ / shares	Jun. 30, 2019 USD ($) shares	Jun. 30, 2019 $ / shares	Jun. 30, 2018 USD ($) shares
Number of Ordinary Shares [Abstract]
Number of ordinary shares, Opening balance (in shares) | shares	670,380,352		559,030,352
Number of ordinary shares, Closing balance (in shares) | shares	1,035,320,206		670,380,352		559,030,352
Issue Capital [Abstract]
Issued capital, Opening balance	$ 48,853,707
Share placement	27,435,257		$ 8,831,759		$ 12,304,000
Exercise of incentive options	0				187,525
Non-executive directors	0
Conversion of performance rights	0		0
Share issue costs	(2,326,270)		(509,865)		$ (657,716)
Issued capital, Closing balance	$ 74,877,325		$ 48,853,707
Meetings of Members [Abstract]
Quorum, number of shareholders | Shareholder	2
Voting [Abstract]
Number of votes for each eligible voter present | Vote	1
Number of votes eligible for each fully paid share | Vote	1
Changes to the Constitution [Abstract]
Minimum percentage of present meeting members required to amend Company Constitution	75.00%
Minimum written notice required to propose special resolution	28 days
Contributed Equity [Member]
Number of Ordinary Shares [Abstract]
Number of ordinary shares, Opening balance (in shares) | shares	670,380,352		559,030,352
Share placement (in shares) | shares			111,000,000
Exercise of incentive options (in shares) | shares	8,939,854
Non-executive directors (in shares) | shares	2,000,000
Conversion of performance rights (in shares) | shares	2,500,000		350,000
Number of ordinary shares, Closing balance (in shares) | shares	1,035,320,206		670,380,352		559,030,352
Issue Price [Abstract]
Share placement (in dollars per share) | $ / shares				$ 0.11
Issue Capital [Abstract]
Issued capital, Opening balance	$ 48,853,707		$ 40,483,348
Share placement	27,435,257		8,831,759		$ 12,304,000
Exercise of incentive options	706,570				324,271
Non-executive directors	93,989
Conversion of performance rights	114,072		48,465
Share issue costs	(2,326,270)		(509,865)		(657,716)
Issued capital, Closing balance	$ 74,877,325		$ 48,853,707		$ 40,483,348
Contributed Equity [Member] | Issue Price A$0.145 [Member]
Number of Ordinary Shares [Abstract]
Share placement (in shares) | shares	145,000,000
Issue Price [Abstract]
Share placement (in dollars per share) | $ / shares		$ 0.145
Issue Capital [Abstract]
Share placement	$ 14,557,710
Contributed Equity [Member] | Issue Price A$0.09 [Member]
Number of Ordinary Shares [Abstract]
U.S public offering (in shares) | shares	206,500,000
Issue Price [Abstract]
U.S public offering (in dollars per share) | $ / shares		$ 0.09
Issue Capital [Abstract]
U.S public offering	$ 12,877,547